Property and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 10,511	$ 10,554
Property and equipment, gross	153,997	137,471
Accumulated depreciation	76,230	75,612
Property and equipment, net	77,767	61,859
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	61,343	58,995
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,934	7,742
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 74,209	$ 60,180